Summary of Significant Accounting Policies (Details)	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Summary of Significant Accounting Policies (Textual)
Amortization period of offering cost	2 years
SQN AIF IV GP, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.